UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10201

The Appleton Funds
 (Exact name of registrant as specified in charter)

45 Milk Street
Boston, MA  02109
 (Address of principal executive offices) (Zip code)

James I. Ladge
Appleton Partners, Inc.
45 Milk Street
Boston, MA  02109
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-338-0700

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 to September 30, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS -97.3%
	CONSUMER, CYCLICAL - 13.0%
1,760	Amazon.com, Inc.*	$380,565
3,175	McDonald's Corp.	278,829
600	priceline.com, Inc.*	269,676
5,150	TJX Cos., Inc.	285,670
3,900	Under Armour, Inc. - Class A*	258,999
		1,473,739
	CONSUMER, NON-CYCLICAL - 9.0%
5,600	Church & Dwight Co., Inc.	247,520
2,850	Colgate-Palmolive Co.	252,738
3,500	Costco Wholesale Corp.	287,420
3,700	PepsiCo, Inc.	229,030
		1,016,708
	ENERGY - 8.4%
2,250	Apache Corp.	180,540
3,450	Exxon Mobil Corp.	250,574
3,500	National Oilwell Varco, Inc.	179,270
4,100	Peabody Energy Corp.	138,908
3,500	Schlumberger Ltd.	209,055
		958,347
	FINANCIALS - 7.6%
4,400	Bank of Nova Scotia	220,660
6,000	JPMorgan Chase & Co.	180,720
3,500	T. Rowe Price Group, Inc.	167,195
1,200	The Goldman Sachs Group, Inc.	113,460
7,700	Wells Fargo & Co.	185,724
		867,759
	HEALTHCARE - 11.5%
5,500	Cerner Corp.*	376,860
3,600	Edwards Lifesciences Corp.*	256,608
6,100	Express Scripts, Inc.*	226,127
2,400	Perrigo Co.	233,064
4,200	Varian Medical Systems, Inc.*	219,072
		1,311,731
	INDUSTRIALS - 13.2%
4,575	Caterpillar, Inc.	337,818
13,500	CSX Corp.	252,045
3,000	Deere & Co.	193,710
13,000	General Electric Co.	198,120
3,250	Roper Industries, Inc.	223,957
2,000	W.W. Grainger, Inc.	299,080
		1,504,730
	INFORMATION TECHNOLOGY - 21.2%
5,900	Akamai Technologies, Inc.*	117,292
4,950	Amphenol Corp. - Class A	201,812
1,145	Apple, Inc.*	436,451
3,600	Cognizant Technology Solutions Corp. - Class A*	225,720
10,000	EMC Corp.*	209,900
550	Google, Inc. - Class A*	282,909

APPLETON EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS, Continued
September 30, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS -97.3% (Continued)
	INFORMATION TECHNOLOGY - 21.2% (Continued)
1,950	International Business Machines Corp.	$341,308
11,100	Oracle Corp.	319,014
3,250	Visa, Inc. - Class A	278,590
		2,412,996
	MATERIALS - 9.3%
2,800	Agrium, Inc.	186,648
3,000	BHP Billiton, Ltd.- ADR	199,320
4,500	E.I. du Pont de Nemours & Co.	179,865
3,200	Molycorp, Inc.*	105,184
2,325	Praxair, Inc.	217,341
3,500	Sociedad Quimica y Minera de Chile S.A.- ADR	167,335
		1,055,693
	TELECOMMUNICATION SERVICES - 4.1%
4,750	American Tower Corp. - Class A*	255,550
5,750	Verizon Communications, Inc.	211,600
		467,150
	TOTAL COMMON STOCKS
	(COST $9,712,520)	$11,068,853

	Money Market Mutual Fund - 2.0%
222,431	Fidelity Money Market Fund	222,431

	TOTAL INVESTMENT SECURITIES - 99.3% (Cost $9,934,951)	$11,291,284

	OTHER ASSETS LESS LIABILITIES — 0.7%	77,647

	NET ASSETS— 100.0%	$11,368,931

*	Non-income producing security

ADR—American Depositary Receipt.

See accompanying Notes to Financial Statements.

APPLETON EQUITY GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS September 30, 2011 (Unaudited)

 The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Total Investments in Securities	$11,068,853	$222,431	$–	$11,291,284

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2011.

Tax Information – As of September 30, 2011, the Fund’s Federal tax cost of investment securities was $9,934,951 resulting in net unrealized appreciation of $1,356,333 derived from $2,235,384 of gross unrealized appreciation less $879,051 gross unrealized depreciation.

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Appleton Funds

By:          /s/ James I. Ladge
-------------------------
James I. Ladge
President and Treasurer
November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ James I. Ladge
-------------------------
James I. Ladge
President and Treasurer
November 18, 2011